Supplement to the
Fidelity® SAI Emerging Markets Index Fund
December 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth. Although the fund may not necessarily hold all of the same securities as the index, the fund generally invests in those constituents it does hold in approximately the same proportion as their index weightings.
The fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. As a result, Geode may invest a significant percentage of the fund's assets in a single issuer or small number of issuers.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds.
SV6-PSTK-0526-106 1.9871331.106	May 28, 2026
Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
December 30, 2025
Prospectus

The following information supplements information for Fidelity® Emerging Markets Index Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The following information supplements information for Fidelity® Emerging Markets Index Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
The following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth. Although the fund may not necessarily hold all of the same securities as the index, the fund generally invests in those constituents it does hold in approximately the same proportion as their index weightings.
The fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. As a result, Geode may invest a significant percentage of the fund's assets in a single issuer or small number of issuers.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In addition, because Fidelity® Emerging Markets Index Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds.
EMX-I-GUX-I-PSTK-0526-121 1.933380.121	May 28, 2026
Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
December 30, 2025
Prospectus

The following information supplements information for Fidelity® U.S. Sustainability Index Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The following information supplements information for Fidelity® U.S. Sustainability Index Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
The following information replaces similar information for Fidelity® U.S. Sustainability Index Fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth. Although the fund may not necessarily hold all of the same securities as the index, the fund generally invests in those constituents it does hold in approximately the same proportion as their index weightings.
The fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. As a result, Geode may invest a significant percentage of the fund's assets in a single issuer or small number of issuers.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In addition, because Fidelity® U.S. Sustainability Index Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds.
USY-I-ISY-I-PSTK-0526-104 1.9884199.104	May 28, 2026